Net Fee and Commission Income	12 Months Ended
Dec. 31, 2024
Fee and commission income (expense) [abstract]
Net Fee and Commission Income
29. Net Fee and Commission Income
Details of fee and commission income, fee and commission expense, and net fee and commission income for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Fee and commission income
Banking activity fees	￦	180,749	￦	181,841	￦	187,563
Lending activity fees		80,871		96,469		113,553
Credit card and debit card related fees		1,491,666		1,598,964		1,661,516
Agent activity fees		243,740		198,402		215,382
Trust and other fiduciary fees		337,171		375,007		288,097
Fund management related fees		130,629		133,027		140,107
Acceptances and guarantees fees		66,827		77,291		95,588
Foreign currency related fees		285,575		308,747		362,449
Securities agency fees		124,771		113,476		123,833
Other business account commission on consignment		36,211		33,873		34,453
Commissions received on securities business		628,449		656,424		663,054
Lease fees		1,004,670		1,096,933		1,120,384
Others		514,601		497,620		475,864

		5,125,930		5,368,074		5,481,843

Fee and commission expense
Trading activity related fees *		40,768		56,331		49,631
Lending activity fees		42,086		34,040		35,312
Credit card and debit card related fees		815,252		861,639		824,532
Outsourcing related fees		183,124		167,927		149,810
Foreign currency related fees		70,053		93,277		118,475
Others		459,745		481,336		454,456

		1,611,028		1,694,550		1,632,216

Net fee and commission income	￦	3,514,902	￦	3,673,524	￦	3,849,627

*	Fees from financial instruments at fair value through profit or loss